Stock Options	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Stock Options

13 - STOCK BASED COMPENSATION

During the year ended March 31, 2018 and March 31, 2017, the Company issued common shares and options to employees and non-employees, and as a result, common shares and additional paid in capital has been increased by $342 and $8,334 respectively.

On November 22, 2017 Dr. Cowpland, Chief Executive Officer, was awarded a total of 11,000 post-consolidation shares of common stock in lieu of cash for services provided to the Company, valued at $58.

On November 22, 2017 Company controlled by Mr. Stechyson, Chairman of the Board, received a total of 5,000 post-consolidation shares of common stock in lieu of cash for services provided to the Company, valued at $27.

At various times through fiscal year 2017 Dr. Cowpland received a total of 32,293 post-consolidation shares of common stock in lieu of cash for services provided to the Company, valued at $1,085.

At various times through fiscal year 2017 a Company controlled by Mr. Stechyson received a total of 156,500 post-consolidation shares of common stock in lieu of cash for services provided to the Company, valued at $5,321.

At various times through fiscal year 2017 a Company controlled by Mr. Chapman received a total of 41,063 shares of common stock in lieu of cash for services provided to the Company, valued at $869.

At various times through fiscal year 2016 Dr. Cowpland received a total of 477,298 post-consolidation shares of common stock in lieu of cash for services provided to the Company, valued at $33,243.

At various times through fiscal year 2016 a Company controlled by Mr. Stechyson received a total of post-consolidation 68,500 shares of common stock in lieu of cash for services provided to the Company, valued at $5,634.

The increase in additional paid in capital is the value associated with the common shares issued and the vesting of options, which is recorded as compensation expense in the statement of loss and comprehensive loss as a part of selling, general and administrative expense.

Under ZIM’s Employee Stock Option Plan, the Company may grant options to its officers, directors and employees for up to 1,360,000 post consolidation common shares. As at March 31, 2018, 204,150 (March 31, 2017, 225,500) post consolidation options were outstanding under the Employee Stock Option Plan. Stock options are granted with an exercise price equal to the common share’s fair market value at the date of grant. Options are granted periodically, and both the maximum term of an option and the vesting period are set at the Board's discretion. All options granted in fiscal year 2018 vested on the day of the grant and have a three-year term. The expected life of the grants due to forfeitures and exercise of options is estimated based on recent history and is 3 years.

The Company recognized the following expense relating to stock options and grants:

	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2016
	$	$	$
Options compensation expense for employees	71	591	2,809
Options compensation expense for consultants	186	468	3,401
Stock grant compensation expense for consultants	27	869	3,986
Stock grant compensation expense for executive officers	58	6,406	44,867
Total expense	342	8,334	55,063

All options granted vested on the day of the grant resulting in the Company not having any non-vested awards as of March 31, 2018 or March 31, 2017.

A summary of the status of the stock options is as follows:

	March 31, 2018 Number of options outstanding	March 31, 2017 Number of options outstanding

Options outstanding, beginning of year	225,500	462,105
Granted	48,500	42,500
Expired	(69,850)	(279,105)
Options outstanding, end of year	204,150	225,500

The number of outstanding share options granted have been adjusted for the effect of the share consolidation. All share options outstanding at March 31, 2018 are exercisable.

The following table represents a summary of the options outstanding as at March 31, 2018:

	Options outstanding and exercisable
Range of exercise prices	Number outstanding at March 31, 2018	Weighted average remaining contractual life
$		Years
0.00-0.02	48,500	2.68
0.02-0.04	42,500	1.50
0.04-0.08	113,150	0.63
	204,150	1.30

The weighted average grant-date fair value of options granted and vested in fiscal 2018 and 2017 were $0.00547 and $0.0329 respectively.

As at March 31, 2018 there were NIL options in the money.

EMPLOYEE AND NON-EMPLOYEE OPTIONS

During the year ended March 31, 2018, 9,500 post-consolidation options were granted to employees. In the year ended March 31, 2017, 24,500 post-consolidation options were granted to employees.

During the year ended March 31, 2018, 39,000 post-consolidation options were granted to non-employees. In the year ended March 31, 2017, 18,000 post-consolidation options were granted to non-employees.

No options have been granted with exercise prices below the market price on the respective grant dates during the year ended March 31, 2018 or March 31, 2017.